Note 12 - Debt (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	January 31,	January 31,
	2020	2019
Credit facility	–	25,464

Available for use	350,000	324,536